Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 140,126,642	$ 2,815,939
Accounts receivable and other	647,428	451,061
Digital assets	323,945,795	101,961,671
Deposits and prepaid expenses	3,359,359	92,014
Current assets	468,079,224	105,320,685
Non-current assets
Plant and equipment	96,126,406	32,522,602
Deposits	156,502,931	7,359,046
Total assets	720,708,561	145,202,333
Current liabilities
Accounts payable and accrued liabilities	9,569,370	3,890,512
Loans payable and other liabilities	16,494,463	25,756,942
Current liabilities	26,063,833	29,647,454
Non-current liabilities
Loans payable and other liabilities	24,200,015	0
Warrant liability	99,021,368	0
Deferred tax liability	5,456,114	0
Total liabilities	154,741,330	29,647,454
Shareholders' equity
Share capital	636,597,470	178,231,290
Number of shares to be issued	0	398,317
Warrants	2,163,073	2,559,484
Contributed surplus	11,925,834	4,233,917
Accumulated deficit	(188,259,503)	(115,549,069)
AOCI - Unrealized gain on digital asset revaluation	103,540,357	45,680,940
Total shareholder's equity	565,967,231	115,554,879
Total liabilities and shareholders' equity	$ 720,708,561	$ 145,202,333